Notional And Fair Value Of Deliverable And Non-Deliverable Foreign-Exchange Forward Contracts And Option (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Foreign Exchange Forward | Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	$ 557,000	$ 155,000
Fair Value	12,188	869
Foreign Exchange Forward And Option Contracts | Non Deliverable
Derivatives, Fair Value [Line Items]
Notional Value		150,000
Fair Value		$ 2,186